Capital Stock - Summary of Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Stock Option Activity [Line Items]
Options Outstanding-beginning of year	5,713	6,123	5,983
Options Granted	433	96	733
Options Exercised	(733)	(363)	(380)
Options Forfeited/Expired	(128)	(143)	(213)
Options Outstanding-end of year	5,285	5,713	6,123
Options Exercisable-end of year	4,561	4,656	3,963
Weighted-Average Exercise Price, Outstanding-beginning of year	$ 32.47	$ 31.54	$ 31.46
Weighted-Average Exercise Price, Granted	$ 27.69	$ 34.93	$ 24.42
Weighted-Average Exercise Price, Exercised	$ 15.85	$ 16.14	$ 15.12
Weighted-Average Exercise Price, Forfeited/Expired	$ 31.81	$ 33.11	$ 29.00
Weighted-Average Exercise Price, Outstanding-end of year	$ 34.40	$ 32.47	$ 31.54
Weighted-Average Exercise Price, Exercisable-end of year	$ 35.54	$ 35.40	$ 36.80